Finance Expenses, Net - Summary of Finance Expenses, Net (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Other Income and Expenses [Abstract]
Bank fees and interest						$ 1		$ 1
Change in fair value of derivative warrant liability			$ (14)	[1]		(285)	[1]	(262)
Financing loss on debt extinguishment		$ 2,364			$ 2,364	2,364
Exchange rate differences						5		(44)
Revaluation and interest on convertible loans						237		333
Financial expenses, net	$ (1)	$ (2,246)	$ 45		$ (2,320)	$ 2,322		$ 28

[1]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.